SHARE CAPITAL (Details Narrative)		12 Months Ended
	Dec. 10, 2021 HKD ($) shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($) shares	Mar. 31, 2026 HKD ($) $ / shares shares	Feb. 12, 2026 $ / shares shares	Jan. 12, 2026 USD ($) $ / shares shares	Jan. 12, 2026 HKD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares authorised | shares						50,000,000
Par value per share | (per share)		$ 0.001				$ 0.0078
Debt settlement			$ 4,600,000
Other reserve				$ 11,221,781		$ 12,505,856
Merger reserve						6,999,999
Consideration transferred						1
Issue of shares in connection with initial public offering			66,819,675		$ 1,950,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares								62,500	62,500
Grant date fair value						1,284,075		$ 164,625	$ 1,284,075
Waiver of amount due from director [member]
IfrsStatementLineItems [Line Items]
Other reserve						3,021,782
Wavier of officers remuneration [member]
IfrsStatementLineItems [Line Items]
Other reserve						$ 1,200,000
Boca international limited [member]
IfrsStatementLineItems [Line Items]
Issue of shares in connection with initial public offering			$ 7,000,000
Debt settlement agreement [member]
IfrsStatementLineItems [Line Items]
Debt settlement	$ 4,600,000
Loan and the accrued interests	$ 6,286,549
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares								$ 0.001
Number of shares issued | shares								2,500,000	2,500,000
Public price per share | $ / shares								$ 4.00
Issue of shares in connection with initial public offering		$ 8,566,625
Underwriters [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares							$ 4.00
Number of shares issued | shares							375,000	375,000	375,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					2,875,000	2,875,000
Ordinary shares [member] | Debt settlement agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	600,000